Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Turner Market Neutral Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Turner Market Neutral Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,520% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1520.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. The Fund's holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range.

It is anticipated that the Fund will typically hold between 25 and 50 securities long, and between 25 and 50 securities short, with a typical allocation generally resulting in a market neutral exposure, although there can be no assurance that will be the case. Generally, the Adviser will attempt to maintain an approximately equal weighting among each of the Fund's positions. However, these weightings are expected to vary over time as a result of market fluctuations.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all, or a substantial portion, of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.turnerinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

This bar chart shows changes in the performance of the Fund's Class C Shares (excluding sales charges, which if included, would cause return(s) to be lower) from year to year since the Fund's inception.[1]

Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The above information is based on a calendar year. The Fund's Class C Shares commenced operations on February 7, 2011.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Worst Quarter
0.00 (03/31/12)%	(3.30 (12/31/12))%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.30%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's class C Shares average annual total returns for the periods ended December 31, 2012 to those of the S&P 500 Index, Barclays Capital U.S. Aggregate Bond Index and Lipper Equity Market-Neutral Funds Average. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Class C Shares only. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 07, 2011	[1]
Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 07, 2011	[2]
Lipper Equity Market-Neutral Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.24%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.07%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 07, 2011	[3]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Investment Advisory Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.58%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[4]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	398
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,801
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,804
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	298
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,039
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,801
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,804
Annual Return 2012	rr_AnnualReturn2012	(5.19%)
1 Year	rr_AverageAnnualReturnYear01	(6.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 07, 2011
Class C | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.96%)
Class C | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)

[1]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[2]	The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[3]	Lipper Equity Market-Neutral Funds Average represents the average annualized total return for all reporting funds in the Lipper Equity Market-Neutral Fund category.
[4]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Class C Shares from exceeding 2.95%, through January 31, 2014. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2014. Turner may discontinue this arrangement at any time after January 31, 2014.